united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinatti, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value

	COMMON STOCK - 27.7%
	OIL & GAS - 13.5%
58,039	Berry Petroleum Corp.	$547,308
21,156	Canadian Natural Resources Ltd.	684,397
12,998	Occidental Petroleum Corp.	535,648
		1,767,353
	PIPELINES - 4.8%
15,668	Enbridge, Inc.	623,116

	TRANSPORTATION - 9.4%
26,634	Golar LNG Ltd.	378,735
161,292	Teekay Corp.	858,073
		1,236,808

	TOTAL COMMON STOCK (Cost $4,036,776)	3,627,277

	EXCHANGE TRADED FUND - 6.9%
	EQUITY FUND - 6.9%
9,243	iShares U.S. Basic Materials ETF (Cost $954,536)	905,259

	REAL ESTATE INVESTMENT TRUSTS - 47.3%
	DIVERSIFIED REITs - 8.3%
67,484	New Residential Investment Corp.	1,087,167

	HEALTH CARE REITs - 4.7%
20,404	Healthcare Trust of America, Inc.	617,833

	HOTEL & RESORT REITs - 5.0%
26,588	Service Properties Trust	646,886

	MORTGAGE REITs - 12.3%
33,742	Granite Point Mortgage Trust, Inc.	620,178
39,826	Starwood Property Trust, Inc.	990,074
		1,610,252
	OFFICE PROPERTY REITs - 4.2%
59,918	VEREIT, Inc.	553,642

	REGIONAL MALL REITs - 8.0%
86,983	Pennsylvania Real Estate Investment Trust	463,620
2,328	Simon Property Group, Inc.	346,779
7,634	Taubman Centers, Inc.	237,341
		1,047,740
	SHOPPING CENTER REITs - 4.8%
30,388	Kimco Realty Corp.	629,336

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,057,307)	6,192,856

	SHORT-TERM INVESTMENT - 16.5%
	MONEY MARKET FUND - 16.5%
2,167,792	Invesco Short Term Investments Trust -Treasury Portfolio
	Institutional Class, to yield 1.49% * (Cost $2,167,792)	2,167,792

	TOTAL INVESTMENTS - 98.4% (Cost $13,216,411)	$12,893,184
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	215,730
	NET ASSETS - 100.0%	$13,108,914

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
^ Security held as collateral for written call options outstanding.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,379,644 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares						Fair Value

	COMMON STOCK - 94.8%
	AEROSPACE/DEFENSE - 4.4%
480	Boeing Co.+					$156,365
432	L3Harris Technologies, Inc.					85,480
538	Lockheed Martin Corp.					209,486
295	Northrop Grumman Corp.					101,471
562	Raytheon Co.					123,494
1,751	United Technologies Corp.					262,230
						938,526
	AGRICULTURE - 1.8%
2,880	Altria Group, Inc.					143,741
781	Archer-Daniels-Midland Co.					36,199
2,458	Philip Morris International, Inc.					209,151
						389,091
	APPAREL - 0.8%
1,594	NIKE, Inc.					161,488

	AUTO MANUFACTURERS - 0.7%
4,697	Ford Motor Co.					43,682
1,450	General Motors Co.					53,070
152	Tesla, Inc.*					63,586
						160,338
	BANKS - 5.6%
6,958	Bank of America Corp.					245,061
1,886	Citigroup, Inc.					150,673
289	Goldman Sachs Group, Inc.					66,450
2,665	JPMorgan Chase & Co.					371,501
1,049	Morgan Stanley					53,625
349	PNC Financial Services Group, Inc.					55,711
1,210	US Bancorp					71,741
3,378	Wells Fargo & Co.					181,736
						1,196,498
	BEVERAGES - 3.5%
486	Brown-Forman Corp.					32,854
6,106	Coca-Cola Co.+					337,967
248	Constellation Brands, Inc.					47,058
581	Monster Beverage Corp.*					36,923
2,200	PepsiCo, Inc.					300,674
						755,476
	BIOTECHNOLOGY - 1.1%
647	Amgen, Inc.					155,972
1,271	Gilead Sciences, Inc.					82,590
						238,562
	BUILDING MATERIALS - 0.3%
117	Martin Marietta Materials, Inc.					32,718
226	Vulcan Materials Co.					32,542
						65,260
	CHEMICALS - 3.5%
390	Air Products & Chemicals, Inc.					91,646
1,389	Dow, Inc.					76,020
1,301	DuPont de Nemours, Inc.					83,524
481	Ecolab, Inc.					92,828
1,041	Linde PLC					221,629
411	LyondellBasell Industries NV					38,831
442	PPG Industries, Inc.					59,003
157	Sherwin-Williams Co.					91,616
						755,097
	COMMERCIAL SERVICES - 1.9%
589	Automatic Data Processing, Inc.					100,425
1,502	PayPal Holdings, Inc.*					162,471
499	S&P Global, Inc.					136,252
						399,148
	COMPUTERS - 1.7%
912	Accenture PLC					192,040
76	Apple, Inc.					22,317
1,203	International Business Machines Corp.					161,250
						375,607
	COSMETICS/PERSONAL CARE - 2.3%
1,350	Colgate-Palmolive Co.					92,934
319	Estee Lauder Cos., Inc.					65,886
2,716	Procter & Gamble Co.					339,228
						498,048
	DIVERSIFIED FINANCIAL SERVICES - 4.9%
578	American Express Co.					71,955
94	BlackRock, Inc.					47,254
959	Charles Schwab Corp.					45,610
267	CME Group, Inc.					53,592
438	Intercontinental Exchange, Inc.					40,537
1,227	Mastercard, Inc.+					366,370
2,249	Visa, Inc.+					422,587
						1,047,905
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares						Fair Value
	COMMON STOCK - 94.8% (Continued)
	ELECTRIC - 1.2%
232	American Electric Power Co., Inc.					$21,926
155	Consolidated Edison, Inc.					14,023
382	Dominion Energy, Inc.					31,637
345	Duke Energy Corp.					31,467
462	Exelon Corp.					21,063
233	NextEra Energy, Inc.					56,423
105	Sempra Energy					15,905
522	Southern Co.					33,251
147	WEC Energy Group, Inc.					13,558
220	Xcel Energy, Inc.					13,968
						253,221
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,238	Emerson Electric Co.					94,410

	ELECTRONICS - 1.2%
1,470	Honeywell International, Inc.					260,190

	ENVIRONMENTAL CONTROL - 0.4%
814	Waste Management, Inc.					92,763

	FOOD - 1.4%
903	General Mills, Inc.					48,365
217	Hershey Co.					31,895
2,270	Mondelez International, Inc.					125,032
806	Sysco Corp.					68,945
404	Tyson Foods, Inc.					36,780
						311,017
	FOREST PRODUCTS & PAPER - 0.1%
648	International Paper Co.					29,840

	HEALTHCARE-PRODUCTS - 2.8%
1,885	Abbott Laboratories					163,731
728	Danaher Corp.					111,733
1,536	Medtronic PLC					174,259
457	Thermo Fisher Scientific, Inc.					148,466
						598,189
	HEALTHCARE-SERVICES - 1.4%
1,011	UnitedHealth Group, Inc.					297,214

	HOUSEHOLD PRODUCTS/WARES - 0.3%
511	Kimberly-Clark Corp.					70,288

	INSURANCE - 1.6%
1,042	Berkshire Hathaway, Inc.*					236,013
380	Chubb Ltd.					59,151
374	Marsh & McLennan Cos., Inc.					41,667
						336,831
	INTERNET - 7.1%
437	Alphabet, Inc.*					585,313
136	Amazon.com, Inc.*					251,306
51	Booking Holdings, Inc.*					104,740
1,962	Facebook, Inc.*					402,701
529	Netflix, Inc.*					171,169
						1,515,229
	IRON/STEEL - 0.1%
478	Nucor Corp.					26,902

	LODGING - 0.2%
343	Marriott International, Inc.					51,940

	MACHINERY - CONTRUCTION & MINING - 0.8%
1,137	Caterpillar, Inc.					167,912

	MACHINERY - DIVERSIFIED - 0.5%
575	Deere & Co.					99,625

	MEDIA - 3.3%
161	Altice USA, Inc.*					4,402
204	Charter Communications, Inc.*					98,956
5,805	Comcast Corp.					261,051
2,304	Walt Disney Co.+					333,228
						697,637
	MINING - 0.3%
1,406	Newmont Goldcorp Corp.					61,091

	MISCELLANEOUS MANUFACTURING - 2.3%
1,154	3M Co.					203,589
16,461	General Electric Co.					183,705
556	Illinois Tool Works, Inc.					99,874
						487,168
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares						Fair Value
	COMMON STOCK - 94.8% (Continued)
	OIL & GAS - 5.2%
2,694	Chevron Corp.+					$324,654
205	Concho Resources, Inc.					17,952
1,561	ConocoPhillips					101,512
181	Diamondback Energy, Inc.					16,808
703	EOG Resources, Inc.					58,883
4,470	Exxon Mobil Corp.					311,917
336	Hess Corp.					22,448
937	Marathon Petroleum Corp.					56,454
1,269	Occidental Petroleum Corp.					52,295
635	Phillips 66					70,745
221	Pioneer Natural Resources Co.					33,453
549	Valero Energy Corp.					51,414
						1,118,535
	OIL & GAS SERVICES - 0.6%
843	Baker Hughes Co.					21,606
1,169	Halliburton Co.					28,605
1,943	Schlumberger Ltd.					78,109
						128,320
	PACKAGING & CONTAINERS - 0.3%
3,039	Amcor PLC					32,943
536	Ball Corp.					34,663
						67,606
	PHARMACEUTICALS - 5.9%
1,561	AbbVie, Inc.					138,211
1,816	Bristol-Myers Squibb Co.					116,569
1,462	CVS Health Corp.					108,612
968	Eli Lilly & Co.					127,224
1,695	Johnson & Johnson					247,250
278	McKesson Corp.					38,453
2,765	Merck & Co., Inc.					251,477
6,272	Pfizer, Inc.					245,737
						1,273,533
	PIPELINES - 0.8%
346	Cheniere Energy, Inc.*					21,130
2,869	Kinder Morgan, Inc.					60,737
543	ONEOK, Inc.					41,089
309	Targa Resources Corp.					12,616
1,626	Williams Cos., Inc.					38,569
						174,141
	RETAIL - 7.1%
565	Costco Wholesale Corp.					166,065
277	Dollar General Corp.					43,206
1,336	Home Depot, Inc.+					291,756
987	Lowe's Cos., Inc.					118,203
963	McDonald's Corp.					190,298
91	O'Reilly Automotive, Inc.*					39,882
378	Ross Stores, Inc.					44,007
1,541	Starbucks Corp.					135,485
618	Target Corp.					79,234
1,473	TJX Cos, Inc.					89,941
1,197	Walgreens Boots Alliance, Inc.					70,575
2,246	Walmart, Inc.					266,915
						1,535,567
	SEMICONDUCTORS - 5.5%
503	Analog Devices, Inc.					59,777
1,262	Applied Materials, Inc.					77,032
409	Broadcom, Inc.					129,252
5,975	Intel Corp.					357,604
1,431	Micron Technology, Inc.*					76,959
781	NVIDIA Corp.					183,769
1,554	QUALCOMM, Inc.					137,109
1,270	Texas Instruments, Inc.					162,928
						1,184,430
	SOFTWARE - 5.9%
618	Adobe, Inc.*					203,823
521	Fidelity National Information Services, Inc.					72,466
1,063	Fiserv, Inc.*					122,915
323	Intuit, Inc.					84,603
2,424	Microsoft Corp.					382,265
2,886	Oracle Corp.					152,900
1,080	salesforce.com, Inc.*					175,651
228	ServiceNow, Inc.*					64,369
						1,258,992
	TELECOMMUNICATIONS - 2.7%
3,762	AT&T, Inc.					147,019
476	CenturyLink, Inc.					6,288
5,761	Cisco Systems, Inc.					276,298
165	T-Mobile US, Inc.*					12,939
2,142	Verizon Communications, Inc.					131,519
						574,063
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares						Fair Value
	COMMON STOCK - 94.8% (Continued)
	TRANSPORTATION - 2.9%
1,424	CSX Corp.					$103,041
533	Norfolk Southern Corp.					103,471
1,427	Union Pacific Corp.					257,987
1,414	United Parcel Service, Inc.					165,523
						630,022

	TOTAL COMMON STOCK (Cost $15,194,907)					20,377,720

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
355	American Tower Corp.					81,586
335	Crown Castle International Corp.					47,620
494	Prologis, Inc.					44,035
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $114,738)					173,241

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
467,054	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 1.49% ** (Cost $467,054)					467,054

	TOTAL INVESTMENTS - 97.8% (Cost $15,776,699)					$21,018,015
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%					470,038
	NET ASSETS - 100.0%					$21,488,053

PLC - Public Limited Company
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
+ All or a portion of the security is segregated as collateral for swap contracts at December 31, 2019. Total collateral had a value of $942,619 at December 31, 2019.
SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Gain
BNP Paribas	Index Swap ~	0.50%	Index Return	1/2/2020	$20,369,026	$255,773
BNP Paribas	Basket Swap ^	1-Month LIBOR + 0.50%	Basket Return	1/2/2020	4,036,478	204,689
				Net Unrealized Gain from Open Swap Contracts		$460,462

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P 500 Total Return Index, the Nasdaq 100 Total Return Index, and the Dow Jones Industrial Average Total Return Index.

^ The following table represents the individual common stock exposure comprising the BNP Paribas Equity Basket Swap as on December 31, 2019.

BNP Paribas Equity Basket Swap
Shares	Description				Fair Value	% of Basket
400	Alphabet, Inc. - Cl. A				$535,756	12.6%
4,000	Apple, Inc.				1,174,600	27.6%
400	Amazon.com, Inc.				739,136	17.4%
600	Boeing, Inc.				195,456	4.6%
600	Berkshire Hathaway, Inc. - Cl. B				135,900	3.2%
1,500	Exxon Mobil Corp.				104,670	2.5%
1,300	Facebook, Inc.				266,825	6.3%
1,300	Johnson & Johnson				189,631	4.5%
4,800	Microsoft Corp.				756,960	17.8%
1,200	Procter & Gamble Co.				149,880	3.5%
					$4,248,814	100.0%

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares						Fair Value

	COMMON STOCK - 94.2%
	AEROSPACE/DEFENSE - 2.7%
4,347	Boeing Co.					$1,416,079
2,163	Lockheed Martin Corp.					842,229
7,042	United Technologies Corp.					1,054,610
						3,312,918
	AGRICULTURE - 1.2%
11,842	Altria Group, Inc.					591,034
10,097	Philip Morris International, Inc.					859,154
						1,450,188
	BANKS - 0.9%
7,510	Bank of America Corp.					264,502
2,036	Citigroup, Inc.					162,656
2,875	JPMorgan Chase & Co.					400,775
1,308	US Bancorp					77,551
3,652	Wells Fargo & Co.					196,478
						1,101,962
	BEVERAGES - 2.1%
25,102	Coca-Cola Co.					1,389,396
9,055	PepsiCo, Inc.					1,237,547
						2,626,943
	BIOTECHNOLOGY - 0.6%
749	Amgen, Inc.					180,562
1,641	Illumina, Inc.*					544,385
						724,947
	CHEMICALS - 1.5%
963	Air Products & Chemicals, Inc.					226,296
3,429	Dow, Inc.					187,669
3,217	DuPont de Nemours, Inc.					206,531
1,189	Ecolab, Inc.					229,465
2,567	Linde PLC					546,514
1,014	LyondellBasell Industries NV					95,803
1,093	PPG Industries, Inc.					145,905
387	Sherwin-Williams Co.					225,830
						1,864,013
	COMMERCIAL SERVICES - 6.1%
9,308	Automatic Data Processing, Inc.					1,587,014
2,040	CoStar Group, Inc.*					1,220,532
12,603	PayPal Holdings, Inc.*					1,363,267
2,007	S&P Global, Inc.					548,011
22,083	Square, Inc.*					1,381,513
9,704	Verisk Analytics, Inc.					1,449,195
						7,549,532
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares						Fair Value
	COMMON STOCK - 94.2% (Continued)
	COMPUTERS - 8.5%
11,228	Accenture PLC+					$2,364,280
15,628	Apple, Inc.+					4,589,162
7,459	Check Point Software Technologies Ltd.*					827,651
34,653	Cognizant Technology Solutions Corp.+					2,149,179
3,688	International Business Machines Corp.					494,339
						10,424,611
	COSMETICS/PERSONAL CARE - 2.0%
5,552	Colgate-Palmolive Co.					382,200
16,102	Procter & Gamble Co.					2,011,140
						2,393,340
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
3,506	Mastercard, Inc.+					1,046,856
6,742	Visa, Inc.					1,266,822
						2,313,678
	ELECTRONICS - 1.1%
3,621	Agilent Technologies, Inc.					308,908
5,917	Honeywell International, Inc.					1,047,309
						1,356,217
	FOOD - 0.4%
9,327	Mondelez International, Inc.					513,731

	HEALTHCARE-PRODUCTS - 9.6%
22,297	Abbott Laboratories					1,936,717
1,009	Align Technology, Inc.*					281,551
6,532	Baxter International, Inc.					546,206
15,697	Boston Scientific Corp.*					709,818
8,595	Danaher Corp.					1,319,161
2,667	Edwards Lifesciences Corp.*					622,185
1,031	IDEXX Laboratories, Inc.*					269,225
1,327	Intuitive Surgical, Inc.*					784,456
18,150	Medtronic PLC					2,059,118
1,723	ResMed, Inc.					267,013
4,353	Stryker Corp.					913,869
5,405	Thermo Fisher Scientific, Inc.					1,755,922
2,618	Zimmer Biomet Holdings, Inc.					391,862
						11,857,103
	HEALTHCARE-SERVICES - 4.7%
3,186	Anthem, Inc.					962,268
4,465	Centene Corp.*					280,715
3,626	HCA Healthcare, Inc.					535,959
1,491	Humana, Inc.					546,481
11,943	UnitedHealth Group, Inc.					3,511,003
						5,836,426
	HOUSEHOLD PRODUCTS/WARES - 0.2%
2,100	Kimberly-Clark Corp.					288,855

	INSURANCE - 0.3%
1,772	Berkshire Hathaway, Inc.*					401,358

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares						Fair Value
	COMMON STOCK - 94.2% (Continued)
	INTERNET - 16.1%
1,970	Alphabet, Inc.*+					$2,638,598
195	Amazon.com, Inc.*					360,329
9,067	CDW Corp.					1,295,130
50,104	eBay, Inc.+					1,809,255
8,070	Facebook, Inc.*+					1,656,367
4,141	IAC/InterActiveCorp*					1,031,565
2,286	MercadoLibre, Inc.*					1,307,455
3,481	Netflix, Inc.*					1,126,347
6,135	Palo Alto Networks, Inc.*					1,418,719
66,448	Snap, Inc.*					1,085,096
6,147	Spotify Technology SA*					919,284
49,165	Twitter, Inc.*					1,575,738
77,422	Uber Technologies, Inc.*					2,302,530
6,342	VeriSign, Inc.*					1,221,977
						19,748,390
	MACHINERY-CONSTRUCTION & MINING - 0.6%
4,566	Caterpillar, Inc.					674,307

	MEDIA - 0.2%
604	Altice USA, Inc.*					16,513
2,121	Comcast Corp.					95,381
844	Walt Disney Co.					122,068
						233,962
	MINING - 0.1%
3,475	Newmont Goldcorp Corp.					150,989

	MISCELLANEOUS MANUFACTURING - 1.3%
4,635	3M Co.					817,707
66,237	General Electric Co.					739,205
						1,556,912
	OIL & GAS - 0.6%
1,693	Chevron Corp.					204,023
978	ConocoPhillips					63,599
439	EOG Resources, Inc.					36,771
3,751	Exxon Mobil Corp.					261,745
588	Marathon Petroleum Corp.					35,427
797	Occidental Petroleum Corp.					32,844
398	Phillips 66					44,341
345	Valero Energy Corp.					32,309
						711,059
	OIL&GAS SERVICES - 0.0% ^
1,215	Schlumberger Ltd.					48,843

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares						Fair Value
	COMMON STOCK - 94.2% (Continued)
	PACKAGING & CONTAINERS - 0.1%
1,326	Ball Corp.					$85,752

	PHARMACEUTICALS - 3.5%
1,808	AbbVie, Inc.					160,080
3,163	Becton Dickinson and Co.					860,241
4,440	Cigna Corp.					907,936
17,321	CVS Health Corp.					1,286,777
3,464	Johnson & Johnson					505,294
3,199	Merck & Co., Inc.					290,949
7,273	Pfizer, Inc.					284,956
						4,296,233
	PIPELINES - 0.0% ^
1,799	Kinder Morgan, Inc.					38,085

	RETAIL - 1.2%
488	Home Depot, Inc.					106,569
4,924	Walgreens Boots Alliance, Inc.					290,319
9,238	Walmart, Inc.					1,097,844
						1,494,732
	SEMICONDUCTORS - 2.6%
1,364	Analog Devices, Inc.					162,098
3,423	Applied Materials, Inc.					208,940
1,113	Broadcom, Inc.					351,730
16,238	Intel Corp.					971,844
3,868	Micron Technology, Inc.*					208,021
2,114	NVIDIA Corp.					497,424
4,218	QUALCOMM, Inc.					372,154
3,450	Texas Instruments, Inc.					442,601
						3,214,812
	SOFTWARE - 21.2%
38,726	Activision Blizzard, Inc.					2,301,099
4,618	Adobe, Inc.*+					1,523,062
9,960	Akamai Technologies, Inc.*					860,345
5,023	ANSYS, Inc.*					1,292,970
13,300	Autodesk, Inc.*					2,440,018
16,974	Cadence Design Systems, Inc.*					1,177,317
4,094	Cerner Corp.					300,459
7,724	Citrix Systems, Inc.					856,592
17,340	Electronic Arts, Inc.*					1,864,223
6,959	Intuit, Inc.+					1,822,771
85	j2 Global, Inc.					7,965
6,200	Microsoft Corp.+					977,740
18,493	Oracle Corp.+					979,759
16,098	salesforce.com, Inc.*+					2,618,179
10,615	ServiceNow, Inc.*+					2,996,827
7,976	Splunk, Inc.*					1,194,565
8,535	Synopsys, Inc.*					1,188,072
1,853	Veeva Systems, Inc.*					260,643
8,249	Workday, Inc.*					1,356,548
						26,019,154
	TELECOMMUNICATIONS - 1.5%
14,070	AT&T, Inc.					549,856
1,788	CenturyLink, Inc.					23,619
15,636	Cisco Systems, Inc.					749,902
146	GCI Liberty, Inc.*					10,344
1,333	Sprint Corp.*					6,945
179	Telephone & Data Systems, Inc.					4,552
618	T-Mobile US, Inc.*					48,464
8,017	Verizon Communications, Inc.					492,244
455	Zayo Group Holdings, Inc.*					15,766
						1,901,692
	TRANSPORTATION - 1.4%
5,738	Union Pacific Corp.					1,037,373
5,687	United Parcel Service, Inc.					665,720
						1,703,093

	TOTAL COMMON STOCK (Cost $93,730,321)					115,893,837

	REAL ESTATE INVESTMENT TRUST - 0.1%
	DIVERSIFIED REIT - 0.1%
382	American Tower Corp. (Cost $72,717)					87,791

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares						Fair Value

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
3,359,830	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 1.49% ** (Cost $3,359,830)					$3,359,830

	TOTAL INVESTMENTS - 97.0% (Cost $97,162,868)					$119,341,458
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%					3,645,864
	NET ASSETS - 100.0%					$122,987,322

PLC - Public Limited Company
^ Represent less than 0.1%.
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
+ All or a portion of the security is segregated as collateral for swap contracts at December 31, 2019. Total collateral had a value of $4,553,969 at December 31, 2019.
SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Gain
BNP Paribas	Index Swap ~	0.50%	Index Return	1/2/2020	$108,796,873	$1,045,364
BNP Paribas	Basket Swap ^	1-Month LIBOR + 0.50%	Basket Return	1/2/2020	87,643,671	2,640,839
				Net Unrealized Gain from Open Swap Contracts		$3,686,203

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^ The following table represents the individual common stock exposure comprising the BNP Paribas Equity Basket Swap as on December 31, 2019.

BNP Paribas Equity Basket Swap
Shares	Description				Fair Value	% of Basket
31,000	Accenture PLC				$6,527,670	7.2%
24,000	Adobe Systems, Inc.				7,915,440	8.8%
5,000	Alphabet, Inc. - Cl. A				6,696,950	7.4%
18,000	Automatic Data Processing				3,069,000	3.4%
37,000	Facebook, Inc.				7,594,250	8.4%
52,000	International Business Machines Corp.				6,970,080	7.7%
8,000	Intuit, Inc.				2,095,440	2.3%
28,000	Mastercard, Inc.				8,360,520	9.3%
54,000	Microsoft Corp.				8,515,800	9.4%
21,000	Netflix, Inc.				6,794,970	7.5%
115,500	Oracle Corp.				6,119,190	6.8%
57,000	Paypal Holdings, Inc.				6,165,690	6.8%
34,000	Salesforce.com, Inc.				5,529,760	6.1%
43,000	Visa, Inc.				8,079,700	8.9%
					$90,434,460	100.0%

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ("ASU") 2013-08.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”).

The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective NAVs as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.
LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 in valuing the Funds' investments measured at fair value:

Leland Real Asset Opportunities Fund
Assets		Level 1	Level 2	Level 3	Total
Investments *
	Common Stock	$3,627,277	$-	$-	$3,627,277
	Exchange Traded Fund	905,259	-	-	905,259
	Real Estate Investment Trusts	6,192,856	-	-	6,192,856
	Short-Term Investment	2,167,792	-	-	2,167,792
Total		$12,893,184	$-	$-	$12,893,184

Leland Thomson Reuters Private Equity Buyout Index Fund
Assets		Level 1	Level 2	Level 3	Total
Investments *
	Common Stock	$20,377,720	$-	$-	$20,377,720
	Real Estate Investment Trusts	173,241	-	-	173,241
	Short-Term Investment	467,054	-	-	467,054
Total		$21,018,015	$-	$-	$21,018,015

		Level 1	Level 2	Level 3	Total
Derivatives
	Swap Contracts **	$-	$460,462	$-	$460,462

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Leland Thomson Reuters Venture Capital Index Fund
Assets		Level 1	Level 2	Level 3	Total
Investments *
	Common Stock	$115,893,837	$-	$-	$115,893,837
	Real Estate Investment Trust	87,791			87,791
	Short-Term Investment	3,359,830	-	-	3,359,830
Total		$119,341,458	$-	$-	$119,341,458

		Level 1	Level 2	Level 3	Total
Derivatives
	Swap Contracts **	$-	$3,686,203	$-	$3,686,203

The Funds did not hold any Level 3 securities during the period.

* See Portfolios of Investments for industry classifications.
** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of December 31, 2019 the Leland Thomson Reuters Private Equity Buyout Index Fund and Leland Thomson Reuters Venture Capital Index Fund had net unrealized gains from open swap contracts in the amount of $460,462 and $3,686,203 respectively. For the period ended December 31, 2019 The Leland Thomson Reuters Private Equity Index Fund and the Leland Thomson Reuters Venture Capital Index Fund had realized gains of $440,530 and $4,320,641 respectively. The derivative instruments outstanding as of December 31, 2019 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period serve as indicators of the volume of derivative activity for the Funds.

The identified cost of investments in securities owned by the Funds for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
LELAND REAL ASSET OPPORTUNITIES FUND	$13,558,299	$1,018,942	$(1,684,057)	$(665,115)
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND	16,165,666	5,018,981	(166,632)	4,852,349
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND	101,413,920	18,362,365	(434,827)	17,927,538

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 3/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 3/2/2020

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/2/2020